Derivatives - held for trading and hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives - held for trading and hedging derivatives
Schedule of notional and/or contractual amounts and the market values of the trading and hedging derivatives held

	Millions of euros
	2017		2016		2015
	Notional	Market	Notional	Market	Notional	Market
	amount	value	amount	value	amount	value
Trading derivatives:
Interest rate risk
Forward rate agreements	190,553	(15)	370,244	(64)	175,661	(59)
Interest rate swaps	3,312,025	974	3,092,360	804	2,839,940	3,095
Options, futures and other derivatives	540,424	(511)	565,635	(980)	505,655	(555)
Credit risk
Credit default swaps	25,136	68	38,827	37	54,056	46
Foreign currency risk
Foreign currency purchases and sales	236,805	(29)	259,336	1,102	250,596	80
Foreign currency options	43,488	(37)	36,965	112	35,772	104
Currency swaps	295,753	(1,628)	321,316	(3,627)	342,401	(1,704)
Securities and commodities derivatives and other	70,325	529	76,523	290	90,662	(697)
	4,714,509	(649)	4,761,206	(2,326)	4,294,743	310
Hedging derivatives:
Interest rate risk
Interest rate swaps	157,042	(2,950)	155,047	(1,410)	175,199	(1,153)
Options, futures and other derivatives	24,072	(284)	23,131	(4)	22,169	(54)
Credit risk
Credit default swaps	—	—	186	(1)	469	(5)
Foreign currency risk
Foreign currency purchases and sales	5,500	448	29,282	(1,066)	38,685	500
Foreign currency options	—	—	28	—	—	—
Currency swaps	67,933	3,256	51,045	4,691	59,472	(496)
Securities and commodities derivatives and other	724	23	319	11	299	(2)
	255,271	493	259,038	2,221	296,293	(1,210)

Schedule of notional amounts and fair values of hedging derivatives, by type of hedge

	Millions of euros
	2017		2016		2015
	Notional	Fair	Notional	Fair	Notional	Fair
	amount	value	amount	value	amount	value
Fair value hedges	151,380	(3,361)	146,191	(1,018)	214,591	(1,166)
Cash flow hedges	83,770	3,469	88,905	4,025	63,912	(572)
Hedges of net investments in foreign operations	20,121	385	23,942	(786)	17,790	528
	255,271	493	259,038	2,221	296,293	(1,210)

Schedule of cash flow hedges that will be recognized in the consolidated income statements in coming years

	Millions of euros
	Within	1 to	More than
2017	1 year	5 year	5 years	Total
Debit balances (losses)	57	69	26	152